LIQUIDITY AND CAPITAL RESOURCES	12 Months Ended
Feb. 29, 2020
LIQUIDITY AND CAPITAL RESOURCES
LIQUIDITY AND CAPITAL RESOURCES

4. LIQUIDITY AND CAPITAL RESOURCES

The Company measures liquidity in terms of its ability to fund the cash requirements of its business operations, including working capital, capital expenditure needs, contractual obligations and other commitments, with cash flows from operations and other sources of funding. Current working capital needs relate mainly to employee compensation and benefits, as well interest, debt repayments, capital expenditures, and operating expenses. The Company’s ability to expand and grow its business will depend on many factors, including working capital needs and the evolution of operating cash flows.

The Company had $19.5 million in cash and cash equivalents as of February 29, 2020. The Company believes its existing cash and cash equivalents, cash provided by operating activities, and, if necessary, the borrowing capacity of up to $30 million available under its revolving credit facility (see Note 11) will be sufficient to meet its working capital, debt repayment and capital expenditure requirements until at least November 2021.

In the future, the Company may enter into arrangements to acquire or invest in complementary businesses. To facilitate these acquisitions or investments, the Company may seek additional equity or debt financing.